Leases (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of right of use assets
(1)	Group as a lessee

1)	Details of the right-of-use assets as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Right-of-use assets:
Land, buildings and structures	₩	1,379,422	1,376,721
Others		228,797	235,230

	₩	1,608,219	1,611,951

Summary of amounts recognized in the condensed consolidated interim statements of income of leases
2)	Details of amounts recognized in the consolidated statements of income for the years ended December 31, 2024, 2023 and 2022 as a lessee are as follows:

(In millions of won)
	2024		2023	2022
Depreciation of right-of-use assets:
Land, buildings and structures	₩	343,161	346,931	346,499
Others(*)		64,177	63,101	57,295

	₩	407,338	410,032	403,794

Interest expense on lease liabilities	₩	50,631	46,595	29,996

(*)	Others include the amount reclassified as research and development expenses related to the lease contract for research and development facilities.

Summary of maturity analysis for finance lease receivables
The following table sets out a maturity analysis for lease receivables, presenting the undiscounted lease payments to be received subsequent to December 31, 2024.

(In millions of won)
	Amount
Less than 1 year	₩	12,695
1 ~ 2 years		4,012
2 ~ 3 years		2,544
3 ~ 4 years		1,411
4 ~ 5 years		391

Undiscounted lease payments	₩	21,053

Unrealized finance income	₩	464
Net investment in the lease		20,589

Summary of maturity analysis for operating lease receivables
The following table sets out a maturity analysis of lease payments, presenting the undiscounted fixed payments to be received subsequent to December 31, 2024.

(In millions of won)
	Amount
Less than 1 year	₩	102,362
1 ~ 2 years		72,437
2 ~ 3 years		39,704
3 ~ 4 years		118
4 ~ 5 years		113
More than 5 years		2,250

	₩	216,984